Annual Fund Operating Expenses	Apr. 30, 2025
Allspring Spectrum Aggressive Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2027
Allspring Spectrum Aggressive Growth Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.49%
Acquired Fund Fees and Expenses	0.27%
Expenses (as a percentage of Assets)	1.01%
Fee Waiver or Reimbursement	(0.03%)
Net Expenses (as a percentage of Assets)	0.98%
Allspring Spectrum Aggressive Growth Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution or Similar (Non 12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.49%
Acquired Fund Fees and Expenses	0.27%
Expenses (as a percentage of Assets)	1.76%
Fee Waiver or Reimbursement	(0.03%)
Net Expenses (as a percentage of Assets)	1.73%
Allspring Spectrum Conservative Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2027
Allspring Spectrum Conservative Growth Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.53%
Acquired Fund Fees and Expenses	0.33%
Expenses (as a percentage of Assets)	1.11%
Fee Waiver or Reimbursement	(0.07%)
Net Expenses (as a percentage of Assets)	1.04%
Allspring Spectrum Conservative Growth Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution or Similar (Non 12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.53%
Acquired Fund Fees and Expenses	0.33%
Expenses (as a percentage of Assets)	1.86%
Fee Waiver or Reimbursement	(0.07%)
Net Expenses (as a percentage of Assets)	1.79%
Allspring Spectrum Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2027
Allspring Spectrum Growth Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.53%
Acquired Fund Fees and Expenses	0.32%
Expenses (as a percentage of Assets)	1.10%
Fee Waiver or Reimbursement	(0.07%)
Net Expenses (as a percentage of Assets)	1.03%
Allspring Spectrum Growth Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution or Similar (Non 12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.53%
Acquired Fund Fees and Expenses	0.32%
Expenses (as a percentage of Assets)	1.85%
Fee Waiver or Reimbursement	(0.07%)
Net Expenses (as a percentage of Assets)	1.78%
Allspring Spectrum Income Allocation Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2027
Allspring Spectrum Income Allocation Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.62%
Acquired Fund Fees and Expenses	0.32%
Expenses (as a percentage of Assets)	1.19%
Fee Waiver or Reimbursement	(0.16%)
Net Expenses (as a percentage of Assets)	1.03%
Allspring Spectrum Income Allocation Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution or Similar (Non 12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.62%
Acquired Fund Fees and Expenses	0.32%
Expenses (as a percentage of Assets)	1.94%
Fee Waiver or Reimbursement	(0.16%)
Net Expenses (as a percentage of Assets)	1.78%
Allspring Spectrum Moderate Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2027
Allspring Spectrum Moderate Growth Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.50%
Acquired Fund Fees and Expenses	0.34%
Expenses (as a percentage of Assets)	1.09%
Fee Waiver or Reimbursement	(0.06%)
Net Expenses (as a percentage of Assets)	1.03%
Allspring Spectrum Moderate Growth Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution or Similar (Non 12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.50%
Acquired Fund Fees and Expenses	0.34%
Expenses (as a percentage of Assets)	1.84%
Fee Waiver or Reimbursement	(0.06%)
Net Expenses (as a percentage of Assets)	1.78%